ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)															6 Months Ended		12 Months Ended
	Aug. 07, 2024 USD ($)	Jul. 01, 2024 USD ($)	Apr. 04, 2024 USD ($)	Feb. 20, 2024 USD ($)	Jan. 04, 2024 USD ($)	Dec. 28, 2023 USD ($) $ / shares shares	Sep. 27, 2023 USD ($)	Jan. 10, 2023 USD ($) $ / shares shares	Jan. 09, 2023 USD ($) $ / shares shares	Jan. 06, 2023 $ / shares shares	Jan. 04, 2023 USD ($) $ / shares shares	Dec. 30, 2022 shares	Aug. 16, 2022	Jan. 08, 2022 $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 HKD ($) shares	Sep. 26, 2023 USD ($)	Mar. 31, 2023 $ / shares shares	Sep. 30, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Ordinary share par value | $ / shares																				$ 1			$ 1
Extension payment																					$ 500,000
Cash																				$ 798,079	$ 6,245,686
Ordinary shares, shares outstanding | shares																				10,000	10,000		10,000
Alpha Time Acquisition Corp [Member]
Property, Plant and Equipment [Line Items]
Date of incorporation															Sep. 15, 2021		Sep. 15, 2021
Issuance of share to sponsor, shares | shares						2,160,774						5,800
Ordinary share par value | $ / shares														$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Sale of stock number of shares issued in transaction | shares											115,500
Transaction cost																$ 478,423	$ 478,423
Payments for underwriting expense								$ 112,500			$ 1,500,000
Deferred underwriting commission																		$ 584,518
Sale of stock value issued									$ 70,242,000		$ 231,000
Percentage of voting interests acquired															50.00%		50.00%
Shares issued price per share | $ / shares								$ 10.18	$ 10.18		$ 2.00
Extension payment						$ 55,000
Payments for deposits			$ 165,000	$ 55,000	$ 165,000	55,000	$ 690,000
Cash															$ 1,473		$ 15,054
Working capital deficit															2,446,171		1,480,801
Loans payable															$ 1,042,500		$ 690,000
Value of shares redeemed						$ 23,302,146
Redemption price per share | $ / shares						$ 10.78									$ 11.09		$ 10.73
Investments held in trust account excepted						$ 51,108,602
Ordinary shares, shares outstanding | shares						6,873,426									2,134,200		2,134,200	1,725,000
Investments held in trust account						$ 51,712,221			$ 70,242,000						$ 52,553,058		$ 74,062,199
Proceeds from sale of private units																$ 4,092,000	$ 4,092,000
Proceeds from issuance of IPO and private units								$ 70,242,000	70,242,000
Shares redeem for cash | shares						2,160,774
Alpha Time Acquisition Corp [Member] | Domestic Tax Jurisdiction [Member]
Property, Plant and Equipment [Line Items]
Percentage of excise tax													1.00%
Alpha Time Acquisition Corp [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Extension payment		$ 105,000	$ 55,000		$ 165,000
Payments for deposits	$ 55,000	$ 110,000
Alpha Time Acquisition Corp [Member] | Promissory Note [Member]
Property, Plant and Equipment [Line Items]
Aggregate principal amount							690,000																	$ 300,000
Promissory note							690,000															$ 690,000
Alpha Time Acquisition Corp [Member] | Promissory Note [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Promissory note				$ 20,000		$ 660,000	$ 690,000
Alpha Time Acquisition Corp [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of fair market value of business acquisition															90.00%		90.00%
Alpha Time Acquisition Corp [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Business combination, net tangible assets															$ 5,000,001		$ 5,000,001
Interest to pay dissolution expenses															100,000
Alpha Time Acquisition Corp [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Issuance of share to sponsor, shares | shares														287,500
Sale of stock, price per share | $ / shares										$ 2.00
Sale of stock number of shares issued in transaction | shares										17,325				287,500
Transaction cost																	40,000	$ 160,000	$ 160,000
Deferred underwriting commission															$ 200,000		$ 200,000
Ordinary shares, shares outstanding | shares														1,725,000
Alpha Time Acquisition Corp [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Issuance of share to sponsor, shares | shares											6,000,000
Ordinary share par value | $ / shares											$ 0.0001
Sale of stock, price per share | $ / shares											$ 10.00				$ 10.00		$ 10.00
Proceeds from sale of units											$ 60,000,000
Transaction cost									4,892,699		4,892,699
Payments for underwriting expense								1,612,500			1,612,500
Deferred underwriting commission									2,415,000		2,415,000				$ 4,892,699		$ 4,892,699
Other offering costs									$ 865,199		$ 865,199
Shares issued price per share | $ / shares															$ 10.18		$ 10.18
Business combination description															The Company earlier had until 9 months (or up to 18 months, if we extend the time to complete a business combination) from January 4, 2023, the closing of the Initial Public Offering to consummate a Business Combination (the “Combination Period”).		The Company will have until 9 months (or up to 18 months, if we extend the time to complete a business combination) from the closing of the Initial Public Offering to consummate a Business Combination (the “Combination Period”).
Alpha Time Acquisition Corp [Member] | IPO [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Interest to pay dissolution expenses																	$ 100,000
Alpha Time Acquisition Corp [Member] | Over-Allotment Option [Member]
Property, Plant and Equipment [Line Items]
Issuance of share to sponsor, shares | shares									900,000	900,000	900,000
Sale of stock, price per share | $ / shares									$ 10.00	$ 10.00
Proceeds from sale of units								9,000,000	$ 9,000,000
Sale of stock number of shares issued in transaction | shares										900,000
Proceeds from sale of stock								9,000,000	$ 9,000,000
Payments for underwriting expense								$ 112,500
Deferred underwriting commission											$ 2,415,000
Alpha Time Acquisition Corp [Member] | Private Placement [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of units											$ 4,092,000
Alpha Time Acquisition Corp [Member] | Private Placement [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Sale of stock, price per share | $ / shares											$ 10.00
Sale of stock number of shares issued in transaction | shares											370,500
Proceeds from sale of stock											$ 3,705,000
Alpha Time Acquisition Corp [Member] | Private Placement [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Issuance of share to sponsor, shares | shares										409,200
Sale of stock, price per share | $ / shares								$ 10.00	$ 10.00		$ 10.00
Sale of stock number of shares issued in transaction | shares								38,700	38,700	38,700	370,500
Proceeds from sale of stock									$ 387,000		$ 3,705,000
Shares issued price per share | $ / shares										$ 10.00
Proceeds from sale of private units								$ 387,000	$ 387,000		$ 3,705,000